Summary Of Significant Accounting Policies (Narrative) (Details) $ in Thousands	3 Months Ended				6 Months Ended		12 Months Ended
	Jan. 31, 2016 USD ($)	Oct. 31, 2015 USD ($)	Jan. 31, 2015 USD ($)	Oct. 31, 2014 USD ($)	Jan. 31, 2016 USD ($)	Jan. 31, 2015 USD ($)	Jul. 31, 2015 USD ($) subsidiary shares	Jul. 31, 2014 USD ($)	Jul. 31, 2013 USD ($)
General partner ownership interest		1.00%			1.00%		1.00%
Revenue recognized over a straight-line basis, term							1 year
Non-cash stock and unit-based compensation charge	$ (2,456)	$ 8,122	$ 318	$ 16,112	$ 5,666	$ 16,430	$ 25,982	$ 24,508	$ 13,545
Minimum [Member]
Property, plant and equipment useful life							2 years
Intangible asset useful life							2 years
Maximum [Member]
Property, plant and equipment useful life							30 years
Intangible asset useful life							15 years
Ferrell Companies, Inc. Incentive Compensation Plan [Member]
Number of shares authorized to be issued as options | shares							9,250,000.00
Non-cash stock and unit-based compensation charge							$ 25,600	$ 24,500	$ 13,500
Ferrell Companies Inc Deferred Incentive Compensation Plan [Member] [Member]
Stock options, percent to vest upon event							100.00%
Retirement age							65
Ferrell Companies Inc Deferred Incentive Compensation Plan [Member] [Member] | Minimum [Member]
Award vesting period							0 years
Term till award expiration							10 years
Ferrell Companies Inc Deferred Incentive Compensation Plan [Member] [Member] | Maximum [Member]
Award vesting period							12 years
Term till award expiration							15 years
Operating Partnership [Member]
Number of taxable subsidiaries | subsidiary							3